CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net loss	$ (77,907)	$ (133,309)	$ (1,015,892)
Income from discontinued operations, net of tax			11,397
Loss from continuing operations	(77,907)	(133,309)	(1,027,289)
Adjustments to reconcile loss from continuing operations to net cash provided by operating activities:
Non-cash interest expense, including amortization of original issue discounts and deferred financing costs	21,490	37,590	13,758
Depreciation and amortization	456,847	391,576	366,188
Non-cash charges for sale of inventories revalued at the date of acquisition	4,681	6,010	6,602
Non-cash stock-based compensation expense	15,665	21,215	29,879
Impairment of inventory	295	445	848
Impairment of long-lived assets	3,489	1,549	1,411
Impairment of goodwill		383,612	1,006,357
Impairment of intangible assets	2,988	2,938
Gain on sale of joint venture interest		(288,896)
(Gain) loss on sale of fixed assets	(2,151)	1,577	998
Gain on sales of marketable securities	(751)	(840)	(4,504)
Equity earnings of unconsolidated entities, net of tax	(13,245)	(8,524)	(10,566)
Deferred income taxes	(84,568)	(56,761)	(74,418)
Other non-cash items	30,571	(12,247)	3,802
Changes in assets and liabilities, net of acquisitions:
Accounts receivable, net	(22,165)	(39,408)	(9,360)
Inventories, net	(16,791)	(20,399)	(22,845)
Prepaid expenses and other current assets	(2,526)	(53,115)	8,310
Accounts payable	(10,127)	6,985	(9,088)
Accrued expenses and other current liabilities	49,431	14,282	22,202
Other non-current liabilities	(35,543)	16,973	(27,452)
Net cash provided by continuing operations	319,683	271,253	274,833
Net cash provided by discontinued operations			591
Net cash provided by (used in) operating activities	319,683	271,253	275,424
Cash Flows from Investing Activities:
(Increase) decrease in restricted cash	5,911	(6,406)	(141)
Purchases of property, plant and equipment	(137,393)	(132,532)	(96,241)
Proceeds from sale of property, plant and equipment	22,390	947	795
Proceeds from disposition of business		11,491
Cash paid for acquisitions, net of cash acquired	(424,586)	(631,311)	(523,507)
Proceeds from sales of marketable securities	3,056	9,202	3,182
Net cash received from (paid for) equity method investments	12,707	(121,903)	12,354
Increase in other assets	(56,276)	(27,684)	(12,900)
Net cash used in continuing operations	(574,191)	(898,196)	(616,458)
Net cash provided by discontinued operations			62,596
Net cash used in investing activities	(574,191)	(898,196)	(553,862)
Cash Flows from Financing Activities:
Cash paid for financing costs	(10,139)	(74,680)	(13,045)
Cash paid for contingent purchase price consideration	(20,964)	(28,305)
Cash paid for dividends	(21,293)	(5,425)
Proceeds from issuance of common stock, net of issuance costs	14,924	37,886	19,024
Repurchase of preferred stock		(99,070)
Proceeds from issuance of long-term debt	648,535	2,096,277	400,000
Payments on short-term debt	(6,240)
Payments on long-term debt	(311,612)	(1,207,454)	(9,750)
Net proceeds (payments) under revolving credit facilities	14,272	10,715	(146,781)
Repurchase of common stock		(184,867)
Excess tax benefits on exercised stock options	504	3,423	1,683
Principal payments on capital lease obligations	(7,003)	(4,163)	(1,867)
Purchase of non-controlling interest	(2,972)		(52,864)
Other	(12,267)	(4,257)	(141)
Net cash provided by financing activities	285,745	540,080	196,259
Foreign exchange effect on cash and cash equivalents	(2,064)	(15,270)	(9,288)
Net increase (decrease) in cash and cash equivalents	29,173	(102,133)	(91,467)
Cash and cash equivalents, beginning of period	299,173	401,306	492,773
Cash and cash equivalents, end of period	$ 328,346	$ 299,173	$ 401,306